DISCONTINUED OPERATIONS (Details) (USD $)	3 Months Ended			6 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Operating revenues	$ 0		$ 9,053,000	$ 0	$ 18,639,000
Net (loss) income from discontinued operations	(356,000)		202,000	(6,868,000)	962,000
VLCC Mayfair [Member]
Net gain on sale of vessels	31,000		0	31,000	0
Impairment loss on vessels	0	(5,342,000)	0	(5,342,000)	0
Proceeds from sale of vessels		$ 16,900,000